Impaired Finance Receivables (Detail) (USD $) In Millions, unless otherwise specified	Oct. 31, 2012	Oct. 31, 2011
Impaired Financing Receivable, Related Allowance	$ 9	$ 10
Financing Receivable, Recorded Investment, Nonaccrual Status	10	14
Impaired Finance Receivables With Specific Loss Reserves
Impaired Financing Receivable, Recorded Investment	14	15
Impaired Financing Receivable Without Specific Loss Reserves
Impaired Financing Receivable, Recorded Investment	1	2
Retail Portfolio
Impaired Financing Receivable, Related Allowance	9	10
Financing Receivable, Recorded Investment, Nonaccrual Status	10	14
Retail Portfolio | Impaired Finance Receivables With Specific Loss Reserves
Impaired Financing Receivable, Recorded Investment	14	15
Retail Portfolio | Impaired Financing Receivable Without Specific Loss Reserves
Impaired Financing Receivable, Recorded Investment	1	2
Wholesale Portfolio
Impaired Financing Receivable, Related Allowance	0	0
Financing Receivable, Recorded Investment, Nonaccrual Status	0	0
Wholesale Portfolio | Impaired Finance Receivables With Specific Loss Reserves
Impaired Financing Receivable, Recorded Investment	0	0
Wholesale Portfolio | Impaired Financing Receivable Without Specific Loss Reserves
Impaired Financing Receivable, Recorded Investment	$ 0	$ 0